APPENDIX I
		United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              Fixed Income SHares
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of (classes):
         x


3. Investment Company Act File Number: 811-09721



Securities Act File Number:  333-92415




4. (a). Last day of fiscal year for which Form is filed: October 31, 2000



4. (b).  (  Check box if this Form is being filed late
 (i.e., more than
90 calendar days after the end of the
                     issuer's fiscal year).
  (See Instruction A.2)


Note:  If the Form is being filed late, interest
 must be paid on the
registration fee due.



4. (c). ( Check box if this is the last time the issuer will be filing this Form



5. Calculation of registration fee

I. Aggregate sale price
II. of securities sold during
the  fiscal year pursuant to
III. section 24(f):
IV. 20,614,792


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.
	$____0_____

III Aggregate price of Securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
 to the Commission:$____0_____


IV Total available redemption credits (add Items (II)
and (5(III)	$____0_____

V Net sales - if Item 5(IV) is greater than Item 5(IV)
(subtract Item 5(IV) from Item 5(I)(.

20,614,792
V. Redemption credits available for
VI.  use in future years$_(_______)_
If Item 5(I) is less than Item 5(IV)
 (subtract Item
5(IV) from Item 5(I)(:

VII. Multiplier for determining registration fee (See	X.000250
Instruction C.9).

VIII. Registration fee due (multiply Item 5(V) by Item	$5,153.70
5(VII)( (enter "0" if no fee is due):

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities
 Act of 1933 pursuant to rule 24e-2 as
 in effect before October 11, 1997
then report the amount of securities (number of shares or units)
 deducted here:_-0-_ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_-0-___.


7. Interest due - if this Form is being filed more than
8.  90 days after the end of the issuer's
fiscal year (see instruction D):


	+$_-0-

9. Total of the amount of the registration fee due
10.  plus any interest due (line 5(VIII) plus line 7(:


 $5,153.70


9. Date the registration fee and any interest
10. payment was sent to the Commission's lockbox
               depository:

			Method of Delivery:

x Wire Transfer

    Mail or other means
SIGNATURES



This report has been signed below by
following persons on behalf of the
 issuer and in the capacities and on the dates indicated.


By (Signature and Title)*_Brian S. Shlissel_

   _Treasurer__________________


Date ____1-03-01__________

		*Please print the name and
title of the signing officer below the signature.